Provisions - Schedule of Restructuring Expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash:
Total	¥ 83,357	¥ 104,477	¥ 130,370
Non-Cash:
Depreciation and impairment	479	11,398	50,670
Total	83,836	115,875	181,040
Severance
Cash:
Total	15,230	28,031	33,538
Consulting fees
Cash:
Total	2,963	5,704	18,086
Other
Cash:
Total	¥ 65,163	¥ 70,742	¥ 78,746